Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Apr. 30, 2016	Apr. 30, 2015
Income Statement
Revenues	$ 11,567		$ 904	$ 258
Cost of goods sold	5,667
Gross profit	5,900
Operating Expenses
Consulting fees	45,500
General and administrative	13,648	$ (1,661)	16,722	56,560
Management fees			100,000	124,565
Professional fees	27,684	12,299	80,489	52,649
Total Operating Expenses	86,832	10,638	197,211	233,774
Net loss before other income (expense)	(80,932)	(10,638)	(196,307)	(233,516)
Other Income (Expenses)
Loss on extinguishment of debt	(4,505)	(126)
Interest expense	(4,385)	(10,339)	(19,655)	(133,146)
Gain (Loss) on change in fair value of derivative liability	(237,379)	199,600	90,324	(431,203)
Total Other Income (Expenses)	(246,269)	189,261	70,669	(564,349)
Net Income (Loss)	$ (327,201)	$ 178,623	$ (125,638)	$ (797,865)
Net Loss Per Share, Basic and Diluted			$ (0.01)	$ (1.00)
Weighted Average Shares Outstanding - Basic and Diluted			12,604,626	802,446